CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)		9 Months Ended
	Jun. 20, 2017	Sep. 30, 2017	Mar. 16, 2017	Sep. 21, 2012
Fixed interest rate | Senior Unsecured Notes at 6.75%
Investment [Line Items]
Interest rate		6.75%	6.75%	6.75%
Disposal Of Interest In Cote Gold Project
Investment [Line Items]
Proportion of ownership interest in joint venture	30.00%	30.00%